UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON SEPTEMBER 5, 2007 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT.

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [ X ]; Amendment Number: 1
This Amendment (Check only one.): [   ] is a restatement.
                                  [ X ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Gatemore Capital Management, LLC
Address: 355 Lexington Avenue
         New York, NY  10017

13F File Number:  28-12536

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David B. Ford
Title:     Managing Member
Phone:     (212) 772-9900

Signature, Place, and Date of Signing:

      /s/ David B. Ford     New York, NY     July 1, 2009

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     19

Form13F Information Table Value Total:     $168,605 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ANTIGENICS INC DEL              COM             037032109      223   100200 SH       SOLE                        0        0   100200
BANK OF AMERICA CORPORATION     COM             060505104      603    11821 SH       SOLE                        0        0    11821
BOSTON PRIVATE FINL HLDGS IN    COM             101119105      279    10000 SH       SOLE                        0        0    10000
COACH INC                       COM             189754104      541    10808 SH       SOLE                        0        0    10808
GOLDMAN SACHS GROUP INC         COM             38141G104   146169   743143 SH       SOLE                        0        0        0
INTEL CORP                      COM             458140100      214    11200 SH       SOLE                        0        0    11200
JAZZ TECHNOLOGIES INC           COM             47214E102      223    51836 SH       SOLE                        0        0    51836
NEUBERGER BERMAN NY INT MUN     COM             64124K102      565    40000 SH       SOLE                        0        0    40000
NUVEEN NY MUN VALUE FD          COM             67062M105      244    25000 SH       SOLE                        0        0    25000
NUVEEN NY SELECT TAX FREE PR    SH BEN INT      67063V104      255    18000 SH       SOLE                        0        0    18000
PROCTER & GAMBLE CO             COM             742718109      408     6464 SH       SOLE                        0        0     6464
TEVA PHARMACEUTICAL INDS LTD    ADR             881624209      232     6200 SH       SOLE                        0        0     6200
UNITEDHEALTH GROUP INC          COM             91324P102     1908    36028 SH       SOLE                        0        0    36028
VANGUARD INDEX FDS              SMALL CP ETF    922908751      311     4415 SH       SOLE                        0        0     4415
VANGUARD INDEX FDS              MID CAP ETF     922908629      472     6214 SH       SOLE                        0        0     6214
VANGUARD INDEX FDS              LARGE CAP ETF   922908637      804    12702 SH       SOLE                        0        0    12702
VANGUARD INTL EQUITY INDEX F    EMR MKT ETF     922042858     3754    47601 SH       SOLE                        0        0    47601
VANGUARD INTL EQUITY INDEX F    EURPEAN ETF     922042874     4370    61616 SH       SOLE                        0        0    61616
VANGUARD INTL EQUITY INDEX F    PACIFIC ETF     922042866     7030   101978 SH       SOLE                        0        0   101978